Segmented information - Information on Operations by Geographic Area (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	CAD 1,096,018	CAD 1,027,855
Property, plant and equipment	4,889,946	3,877,170
Intangible assets	64,989	74,477
Canada
Segment Reporting Information [Line Items]
Revenue	100,403	86,977
Property, plant and equipment	558,271	592,598
Intangible assets	36,611	40,186
United States
Segment Reporting Information [Line Items]
Revenue	995,615	940,878
Property, plant and equipment	4,331,675	3,284,572
Intangible assets	CAD 28,378	CAD 34,291